Condensed Consolidated Statements of Cash Flows (Ensysce Biosciences, Inc.) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020		Dec. 31, 2019
Cash flows from operating activities:
Net loss
Changes in operating assets and liabilities:
Net cash used in operating activities	$ (266,168)	$ (234,388)			$ (864,439)		$ (1,424,792)
Cash flows from financing activities:
Proceeds from issuance of promissory notes							566,268
Proceeds from issuance of promissory notes to related party	235,000	1,000,000			1,225,000
Net cash provided by financing activities	297,500	(135,283,492)			(183,551,163)		(11,025,845)
Increase in cash and cash equivalents	(31,168)	(893,200)			(1,011,949)		(597,247)
Cash and cash equivalents beginning of period	49,202	1,061,151	49,202	$ 1,061,151	1,061,151		1,658,398
Cash and cash equivalents end of period	18,034	167,951			49,202		1,061,151
Supplemental cash flow information:
Income tax payments					125,701		525,000
Ensysce Biosciences, Inc [Member]
Cash flows from operating activities:
Net loss			(1,909,303)	(1,729,721)	(160,875)	[1]	(10,102,280)	[1]
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation			101	100	201		201
Accrued interest			312,197	171,507	381,886		292,260
Accretion of discounts on promissory notes			945,969	359,857	613,610		666,689
Change in fair value of embedded derivative			(673,314)	1,083,174	(2,447,908)		575,087
Stock-based compensation			80,193	68,551	178,679		6,035,433
Lease cost			(1,177)		1,962
Changes in operating assets and liabilities:
Accounts receivable					173,552		(173,552)
Unbilled receivable			(75,354)	173,552
Prepaid expenses and other assets			103,245	(1,299,728)	(25,401)		70,332
Accounts payable			347,420	826,563	1,183,820		372,928
Accrued expenses and other liabilities			(127,004)	(214,428)	(1,146,868)		1,327,639
Net cash used in operating activities			(649,461)	(560,573)	(1,247,342)		(935,263)
Cash flows from financing activities:
Proceeds from issuance of promissory notes					700,000		400,000
Proceeds from issuance of promissory notes to related party			350,000		400,000		100,000
Contribution from noncontrolling interest				20	20
Proceeds from exercise of stock options			262,862
Net cash provided by financing activities			8,467,029	800,020	1,100,020		500,000
Increase in cash and cash equivalents			7,817,568	239,447	(147,322)		(435,263)
Cash and cash equivalents beginning of period	$ 194,214	$ 341,536	194,214	341,536	341,536		776,799
Cash and cash equivalents end of period			8,011,782	580,983	194,214		341,536
Supplemental cash flow information:
Income tax payments			1,600	1,600	1,600		1,600
Supplemental disclosure of non-cash investing and financing activities:
Adoption of ASC 842					25,500
Fair value of embedded derivative at issuance				$ 414,323	$ 471,823		$ 414,188

[1]	Retroactively restated for the merger as described in Note 12